Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor	Mar. 31, 2012 Successor	Mar. 31, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Net income (loss)	$ (17,453)	$ (17,334)	$ 7,275	$ (19,582)	$ 33,167	$ 14,003
Other comprehensive income (loss):
Changes in the fair value of interest rate swap, net of taxes		1,858			5,841	8,688
Other comprehensive income amortization, net of taxes			811	2,762	5,062	6,985
Foreign currency translation adjustment	(194)	194	(8)	101	91	25
Other comprehensive income (loss)	(194)	2,052	803	2,863	10,994	15,698
Total comprehensive income (loss)	(17,647)	(15,282)	8,078	(16,719)	44,161	29,701
Comprehensive income (loss) attributable to non- controlling interest			3,052	(5,719)	(15,979)	(7,917)
Comprehensive income (loss) attributable to Emdeon Inc.	$ (17,647)	$ (15,282)	$ 5,026	$ (22,438)	$ 28,182	$ 21,784